Organization and Summary of Significant Accounting Policies (Details 15) - USD ($) $ in Thousands	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Accumulated other comprehensive loss
Unrecognized pension and postretirement benefit liabilities, net of tax	$ 18,148	$ 18,750	$ 24,518
Foreign currency translation, net of tax	15,291	14,138	13,155
Accumulated other comprehensive loss, total	$ 33,439	$ 32,888	$ 37,673